Result from insurance activities, before expenses - Summary of net premium explanatory (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 14, 2019
Renta Particular Plus Vitalicio [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Net earned premium	S/ 57,479,000
Renta Particular Plus [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Net earned premium	219,347,000
Interseguro [Member] | PERU | Renta Particular Plus [Member]
Disclosure Of Net Premium Explanatory [Line Items]
Percentage of the fund available post retirement		95.50%
Retirement Premium Due	S/ 3,713,000